Summary of Significant Accounting Policies - Additional Information (Detail) - USD ($) shares in Thousands, $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 28, 2020	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Registered broker-dealer minimum capital requirement, description		In excess of the greater of $5 and 6.67% of aggregate indebtedness.
Operating lease assets		$ 12,614
Operating lease liabilities		$ 13,175
Compensation expense			$ 90,500
Unincorporated Business Tax			(0.08%)	0.10%	(8.07%)
Minimum [Member]
Estimated useful life		2 years	2 years
Maximum [Member]
Estimated useful life		7 years	7 years
NEW YORK
Unincorporated Business Tax		4.00%	4.00%
CONNECTICUT
Unincorporated Business Tax		6.99%	6.99%
Restricted Stock Units (RSUs) [Member]
Conversion of stock	9,050